Lease liabilities	9 Months Ended
Sep. 30, 2025
Lease liabilities
Lease liabilities

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

16.Lease liabilities

	September 30,	December 31,
	2025	2024
	$'m	$'m

Non‑current	525.4	470.5
Current	99.3	82.1
Total lease liabilities	624.7	552.6

Lease liabilities represent the net present value of future payments due under long-term land leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the nine month period ended September 30, 2025, payments of $81.8 million (nine months ended September 30, 2024: $91.0 million) were made in respect of lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

As of September 30, 2025, and December 31, 2024, the maturities of the contractual cash flows of the lease liabilities, which for amounts as of September 30, 2025 include $18.7 million in respect of IHS Rwanda Limited's leases which are classified as held for sale (see note 20), were as follows:

		Total
	Carrying	contractual	Within	1 ‑ 3	3 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m

At September 30, 2025
Lease liabilities	643.4	1,312.8	114.0	214.1	195.3	789.4

At December 31, 2024
Lease liabilities	552.6	1,131.0	92.4	179.8	173.8	685.0

Cash flows presented above use renewal expectation assumptions consistent with those used for the application of IFRS 16. The weighted average remaining lease term remaining as of September 30, 2025, is 13 years.